Corporate information - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Mar. 31, 2022 T	May 31, 2021	Dec. 31, 2023 destination airline	Dec. 31, 2023 destination airline flight	Dec. 31, 2023 destination airline	Dec. 31, 2023 destination airline Country	Dec. 31, 2023 destination airline aircraft
Parent company information [line items]
Number of operated aircrafts				375			106
Number of airline destinations | destination					82
Number of airline destination countries | Country						32
Number of international airline destinations (more than) | destination					180
Commercial alliance renewed		five years
Aircraft useful life			9 years 8 months 12 days
Boeing 737-800
Parent company information [line items]
Number of operated aircrafts							67
Boeing 737-700
Parent company information [line items]
Number of operated aircrafts							9
Boeing 737-800 BCF
Parent company information [line items]
Number of operated aircrafts							1
Capacity per aircraft | T	21.70
Boeing 737-MAX
Parent company information [line items]
Number of operated aircrafts							29
ConnectMiles | Star Alliance Airlines
Parent company information [line items]
Number of destinations | destination			1,200	1,200	1,200	1,200	1,200
ConnectMiles | Star Alliance Airlines | Bottom of range
Parent company information [line items]
Number of airlines | airline			26	26	26	26	26